Retirement Benefits - Summary of Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ (4,816)	$ 6,338
Current service cost	(1,500)	(1,527)	$ (1,855)
Actuarial losses	4,495	11,391	(6,381)
Other movements	50	18	55
Ending balance	1,467	(4,816)	6,338
Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	94,405	89,426
Current service cost	1,550	1,585
Interest expense/income	2,309	2,643
Actuarial losses	3,525	9,940
Benefit payments	(4,579)	(3,847)
Other movements	(949)	1,006
Currency translation differences	8,024	(6,348)
Ending balance	104,285	94,405	89,426
Defined Benefit Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	81,276	80,851
Return on plan assets (in excess of interest income)	4,942	5,106
Interest expense/income	2,019	2,358
Employer contribution	1,804	1,341
Plan participants’ contributions	50	58
Benefit payments	(4,294)	(3,560)
Other movements	(245)	1,211
Currency translation differences	7,691	(6,089)
Ending balance	93,243	81,276	$ 80,851
Funded Pension Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	85,357
Ending balance	$ 94,903	$ 85,357
Weighted average duration	19 years	18 years
Unfunded Pension Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 4,463
Ending balance	$ 4,824	$ 4,463
Weighted average duration	12 years	11 years
Other Unfunded Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 4,585
Ending balance	$ 4,558	$ 4,585
Weighted average duration	13 years	13 years
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Equity Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	32.00%	29.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Debt Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	45.00%	46.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Real Estate [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	1.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Investment Funds [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	1.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Others [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	1.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Equity Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	7.00%	9.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Debt Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	3.00%	3.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Real Estate [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	6.00%	6.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Investment Funds [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	3.00%	2.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Others [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	2.00%